Equity	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
Detailed breakdown
Share capital

Number of shares	As of
	2022/12/31	2023/12/31
Ordinary shares issued (€0.25 par value per share)	49,834,983	49,834,983
Convertible preferred shares registered	0	0
Total shares issued	49,834,983	49,834,983
Less treasury shares	0	0
Outstanding shares	49,834,983	49,834,983

Equity	EQUITY
Accounting policies
Share capital comprises ordinary shares and ordinary shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in the share premium.
The Group has a liquidity agreement, contracted to an investment service provider. Purchases and sales of the Company's shares carried out under the contract are recognized directly in shareholders’ equity under treasury shares. See Note 18 - “Other financial assets”
Equity	EQUITY
Accounting policies
Share capital comprises ordinary shares and ordinary shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in the share premium.
The Group has a liquidity agreement, contracted to an investment service provider. Purchases and sales of the Company's shares carried out under the contract are recognized directly in shareholders’ equity under treasury shares. See Note 18 - “Other financial assets”
Detailed breakdown
Share capital

Number of shares	As of
	2022/12/31	2023/12/31
Ordinary shares issued (€0.25 par value per share)	49,834,983	49,834,983
Convertible preferred shares registered	0	0
Total shares issued	49,834,983	49,834,983
Less treasury shares	0	0
Outstanding shares	49,834,983	49,834,983
Ordinary shares are classified under shareholders' equity. Any shareholder, regardless of nationality, whose shares are fully paid-in and registered for at least two years, is entitled to double voting rights under the conditions prescribed by law (Article 32 of the Company's bylaws).

Changes in share capital in 2023
None.
At December 31, 2023, the remaining unused authorizations to issue additional share-based compensation or other share-based instruments (stock options, free shares and share warrants) represent a total of 525,000 shares.